SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2019
Short-term Debt [Line Items]
Schedule of short-term borrowings

Short-term borrowings due to third party consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
Short-term borrowings due to third party:	RMB	RMB	U.S. Dollars
Short-term borrowing, 10% annual interest, due on September 8, 2019	¥—	¥1,081,096	$157,438
Total short-term borrowings due to third party	¥—	¥1,081,096	$157,438

Related Party [Member]
Short-term Debt [Line Items]
Schedule of short-term borrowings

Short-term borrowings due to related party consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
Short-term borrowings due to related party:	RMB	RMB	U.S. Dollars
Short-term borrowing from a Founder, 5.65% annual interest, due on December 15, 2018 *	¥5,011,782	¥—	$—
Short-term borrowing from a Founder, 5.65% annual interest, due on March 31, 2019*	4,006,283	—	—
Short-term borrowing from a Founder, 5.65% annual interest, due on December 19, 2019	—	5,008,640	729,400
Short-term borrowing from a Founder, 5.65% annual interest, due on March 27, 2020	—	4,001,885	582,787
Total short-term borrowings due to related party	¥9,018,065	¥9,010,525	$1,312,187